NOTES PAYABLE (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Repayment of interest	$ 0	$ 41,973	$ 49,505	$ 0
Promissory Note [Member]
Balance	$ 0	$ 236,548	236,548	0
Acquisition of IMT				217,808
Accrued Interest			12,957	18,740
Repayment of principal			(200,000)
Repayment of interest			(49,505)
Balance			$ 0	$ 236,548